Intangible Assets and Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	17 years 1 month 6 days	17 years 1 month 6 days
Amortization expense of intangible assets	$ 8,900,000	$ 9,200,000	$ 13,100,000
Amortization expense of intangible assets, 2016	8,900,000
Amortization expense of intangible assets, 2017	8,900,000
Amortization expense of intangible assets, 2018	8,900,000
Amortization expense of intangible assets, 2019	8,900,000
Amortization expense of intangible assets, 2020	8,900,000
Carrying amount of goodwill	35,631,000	35,631,000
Goodwill impairment	$ 0	$ 0